Other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities [Abstract]
Accruals and other accumulated expenses	$ 9,266	$ 9,213
Accounts payable	2,311	6,307
Others	2,784	3,194
Other liabilities	$ 14,361	$ 18,714